Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Bonus awards deferred from 2019 and earlier	£ 28	£ 114	£ 127
Bonus awards deferred from 2020	52
Less: forfeiture of amounts deferred from prior years	(15)	(11)	(25)
Income statement charge for amounts deferred from prior years	65	£ 103	£ 102
Not later than one year [member]
Operating expenses
Bonus awards deferred from 2019 and earlier	11
Bonus awards deferred from 2020	8
Bonus awards for 2021 deferred	86
Income statement charge for amounts deferred from prior years	105
Later than one year [member]
Operating expenses
Bonus awards deferred from 2019 and earlier	6
Bonus awards deferred from 2020	7
Bonus awards for 2021 deferred	13
Income statement charge for amounts deferred from prior years	£ 26